Stock Options	12 Months Ended
Jun. 30, 2014
Stock Options [Abstract]
STOCK OPTIONS

Note 13 – STOCK OPTIONS

On April 19, 2013, the Company entered into an agreement with a software developer. Upon achievement of certain milestones, the contractor could receive up to 100,000 Performance Based Stock Options at an exercise price of $2.50 per share. The options vested and become exercisable immediately upon grant with a 3 year life. As of June 30, 2014, 14,500 of the Performance Based Stock Options are vested. As a result of the return of WTI, as further detailed in footnote 2, no additional shares can be vested. The Fair Value of the options was calculated using the following assumptions: estimated life of three years, volatility of 351%, risk free interest rate of .35%, and dividend yield of 0%. The grant date Fair Value of options was $249,995.

On July 19, 2013, the Company granted 75,000 Stock Options to each of the three non-employee directors pursuant to the Omnibus Incentive Plan. These Stock Options are exercisable at an exercise price of $2.02 per share. The options vest as to 2,083 shares per non-employee director on September 30, 2013, and as to an additional 2,083 shares each on the last day of each calendar month thereafter through and including August 31, 2016, except that the right to exercise the Options shall vest as to an additional 2,095 shares on the last day of August 31, 2016. The options become exercisable immediately upon vesting and continue in force through June 30, 2020 (the "Expiration Date"), unless sooner terminated as provided herein and in the Plan. The Fair Value of the options was calculated using the following assumptions: estimated life of seven years, volatility of 755%, risk free interest rate of 2.02%, and dividend yield of 0%. The grant date Fair Value of options was $454,500.

On August 22, 2013, the Company granted 25,000 Stock Options to a contractor. These Stock Options are exercisable at an exercise price of $1.30 per share. The options vested and become exercisable immediately upon granting and continue in force through August 22, 2016 (the "Expiration Date"), unless sooner terminated as provided by the agreement. The Fair Value of the options was calculated using the following assumptions: estimated life of three years, volatility of 843%, risk free interest rate of .82%, and dividend yield of 0%. The grant date Fair Value of options was $32,500.

The Company recorded $194,980 and $0 option expense in the years ended June 30, 2014 and 2013, respectively.

The following is a summary of the activity and position as of June 30, 2014 and 2013.

Outstanding at the end of the year
	Number of Stock Options
	2014		2013
Outstanding at the beginning of the year		100,000		-
Granted		250,000		100,000
Exercised		-		-
Expired		-		-
	350,000		100,000
Exercisable at the end of the year		101,990		-

Options outstanding at June 30, 2014 and 2013 are as follows:

Weighted
			Average	Weighted		Weighted
			Remaining	Average		Average
			Life	Exercise		Exercise
		Options	(Years)	Price	Options	Price
Year	Exercise Price	(Outstanding)	(Outstanding)	(Outstanding)	(Exercisable)	(Exercisable)

2014	$1.30 to $2.50	350,000	5.41	$2.09	101990	$1.90
2013	$2.5	100,000	2.80	$2.50	-	-

The fair value of the equity instruments granted was determined using the closing price on the day the shares were granted in the case of shares issued and using the Black and Scholes option valuation model in the case of share options granted.